Newfound Risk Managed Global Sectors Fund
NEWFOUND RISK MANAGED GLOBAL SECTORS FUND – FUND SUMMARY
Investment Objective:
Long-term capital appreciation
with preservation of capital as a secondary objective.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 19 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Newfound Risk Managed Global Sectors Fund	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price)	none	none	none
Redemption Fee (as a % of amount redeemed if held less than 30 days)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Newfound Risk Managed Global Sectors Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.15%	1.15%	1.15%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.67%	0.67%	0.67%
Acquired Fund Fees and Expenses	[1]	0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses		2.54%	3.29%	2.29%
Fee Waiver and Expense Reimbursement	[2]	(0.32%)	(0.32%)	(0.32%)
Total Annual Fund Operating Expenses After Fee Waiver		2.22%	2.97%	1.97%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until July 31, 2019, to the extent necessary to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (but does not include any front end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 1.75%, 2.50% and 1.50% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or within the expense limits in place at the time of recoupment, whichever is lower. The waiver may be terminated only by the Trust's Board, on 60 days' written notice to the Fund's Adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Newfound Risk Managed Global Sectors Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	787	1,262	1,793	3,241
Class C Shares	300	952	1,661	3,543
Class I Shares	200	653	1,167	2,577

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended March 31, 2017, the Fund’s portfolio turnover rate was 106% of the average value of its portfolio.

Principal Investment Strategies:

The Fund is comprised of primarily (i) large capitalization equity securities and/or exchange traded funds (“ETFs”) that represent 10 of the primary sectors of the S&P Global 1200® Index (“S&P Global”), (ii) investment grade short term fixed income securities and (iii) ETFs that invest in investment grade short-term fixed income securities. The primary sectors of the S&P Global, in which the Fund may invest, are: materials, energy, financials, industrials, technology, consumer staples, utilities, health care, consumer discretionary and telecommunications. The Adviser defines “large capitalization equity securities” as securities of companies with market capitalizations of over $10 billion.

The Adviser utilizes a rules based investment process to determine which securities to buy and sell for the Fund. The process relies on signals from its proprietary models, which analyze each of the 10 sectors. Sectors that are included in the Fund are generally equally weighted, subject to the Adviser’s rebalancing methodology, with a maximum allocation per sector of 25%, measured at the time of rebalancing for the sector in question. As such, when three or fewer sectors are represented in the Fund, the remainder of the Fund’s assets will be held in cash or invested directly or indirectly in investment grade short term fixed income ETFs or other securities, up to 100%. The Fund’s portfolio is rebalanced weekly using the Adviser’s rebalancing methodology, which is based on the Adviser’s proprietary quantitative model that seeks to evaluate the underlying trends within each sector. The model identifies which sectors are exhibiting positive or negative momentum. If the momentum of a sector is positive, then it is included in the portfolio. If the momentum of a sector is negative, it is excluded from the portfolio.

The Fund has the flexibility to invest in any combination of the securities described above. The Fund may invest in a basket of equity securities to represent a sector if it determines that investment in the ETF for that sector is not feasible or otherwise would not be in the best interests of the Fund and its shareholders. When the Fund invests in equity securities, it will primarily invest in securities of large capitalization companies; however, it may also invest in medium capitalization companies, which the Adviser defines as companies with market capitalizations of between $2 billion and $10 billion.

Under normal circumstances, the Fund will invest at least 40% of its total assets in securities of non-U.S. issuers organized or having their principal place of business outside the U.S., including emerging market countries, or doing a substantial amount (more than 50%) of business outside the U.S., including emerging market countries Investments in ETFs based on non-U.S. market indexes are considered investments outside the U.S. for purposes of the 40% requirement noted above.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

• Currency Risk: If the Fund invests in securities that trade in, and receive revenues in, foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

• Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

• ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and also may be higher than other mutual funds that invest directly in securities. ETFs are subject to specific risks, depending on the nature of the ETF.

• Fixed Income Risk: The Fund may invest in fixed income securities, directly or through ETFs. The credit quality rating of securities may be lowered if an issuer’s financial condition deteriorates and issuers may default on their interest and or principal payments. Typically, a rise in interest rates causes a decline in the value of fixed income securities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the bond investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Investment Model Risk: Like all quantitative analysis, the Adviser’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. For example, the Adviser’s model is based on the premise that price and volatility are significant factors in distinguishing event windows and approximating market sentiment. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the Adviser’s algorithmic model. No assurance can be given that the fund will be successful under all or any market conditions.

• Management Risk: The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall equity and fixed income securities market risks affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

• Medium Capitalization Stock Risk: The earnings and prospects of medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

• Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when Fund shares are held in a taxable account.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class A and Class C shares would have similar annual returns to Class I shares because the classes are invested in the same portfolio of securities, the returns for Class A and Class C shares would be different from Class I shares because Class A and Class C shares have different expenses than Class I shares. Updated performance information will be available at no cost by visiting www.thinknewfoundfunds.com or by calling 1-855-394-9777.

Class I Performance Bar Chart For Calendar Year Ended December 31

Best Quarter:	9/30/2016	2.97%
Worst Quarter:	9/30/2015	(5.98)%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2017, was 8.54%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2016)
Average Annual Total Returns - Newfound Risk Managed Global Sectors Fund	Label	One Year	Since Inception	Inception Date
Class I Shares	Return before taxes	5.52%	(0.34%)	May 19, 2014
Class I Shares | Return after taxes on distributions		5.36%	(0.57%)
Class I Shares | Return after taxes on distributions and sale of Fund shares		3.25%	(0.32%)
Class A Shares	Return before taxes	(0.62%)	(2.83%)	May 19, 2014
Class C Shares	Return before taxes	4.47%	(1.37%)	May 19, 2014
MSCI AC World Index (reflects no deduction for fees, expenses or taxes)		7.86%	2.58%
Barclays U.S. Treasury: 1-3 Year Index		0.86%	0.62%
50/50 MSCI ACWI/1-3 yr. Treasury Blend		4.47%	1.75%

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I shares.

Newfound Multi-Asset Income Fund
NEWFOUND MULTI-ASSET INCOME FUND – FUND SUMMARY
Investment Objective:
Income
with capital appreciation as a secondary objective.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 19 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Newfound Multi-Asset Income Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price)	none	none	none
Redemption Fee (as a % of amount redeemed if held less than 30 days)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Newfound Multi-Asset Income Fund		Class A	Class C	Class I
Management Fees		1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.56%	0.56%	0.56%
Acquired Fund Fees and Expenses	[1]	0.46%	0.46%	0.46%
Total Annual Fund Operating Expenses		2.27%	3.02%	2.02%
Fee Waiver and Expense Reimbursement	[2]	(0.21%)	(0.21%)	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver		2.06%	2.81%	1.81%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's Adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until July 31, 2019, to the extent necessary to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (but does not include any front end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 1.60%, 2.35% and 1.35% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or within the expense limits in place at the time of recoupment, whichever is lower. The waiver agreement may be terminated only by the Trust's Board, on 60 days' written notice to the Fund's Adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Newfound Multi-Asset Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	772	1,204	1,682	2,996
Class C	284	892	1,548	3,303
Class I	184	591	1,047	2,311

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended March 31, 2017, the Fund’s portfolio turnover rate was 120% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing in exchange traded funds (“ETFs”) that invest in foreign (including emerging market) and domestic (i) equity securities of any market capitalization (including common stock, preferred stock, real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”), (ii) fixed income securities of any credit quality, duration or maturity (including corporate bonds, high-yield bonds (also known as “junk bonds”), convertible bonds, treasuries and emerging market bonds) and (iii) other income producing securities (including bank loans). The Fund may also invest in these types of securities through other exchange traded products (such as exchange traded notes (“ETNs”)).

The Adviser utilizes a rules based investment process to determine which securities to buy and sell for the Fund. The process begins with a determination of the eligible ETF investment universe for the strategy. The Adviser seeks to include ETFs in the investment universe that offer high income relative to ETFs as a whole. Secondary considerations when selecting the ETF investment universe include liquidity and ETF costs.

The Adviser then relies on signals from its proprietary algorithmic models to determine which ETFs from the investment universe to include in the portfolio by determining whether each ETF in the investment universe is exhibiting positive or negative momentum. ETFs that are deemed to be exhibiting negative momentum are excluded from the portfolio. The Adviser then analyzes the yield to risk ratio of the remaining ETFs in the investment universe in order to determine the portfolio allocation of the Fund. The ETFs are weighted based on their yield to risk ratio, which is their income potential per unit of risk. Those ETFs with a higher income potential per unit of risk are given a greater weighting in the portfolio. The allocation to any one ETF (other than to short-term, investment grade fixed income ETFs) is limited to 25% of the Fund’s assets calculated at the time of rebalancing for the sector in question of the Fund’s portfolio. As such, when three or fewer ETFs are represented in the Fund, the remainder of the Fund’s assets will be held in cash or invested directly or indirectly in investment grade short term fixed income securities, up to 100%. The model is evaluated weekly using the Adviser’s rules-based allocation methodology, which is based on the Adviser’s proprietary quantitative model that seeks to evaluate the underlying trends of the ETFs as well as their yield to risk ratios.

The Fund has the flexibility to invest in any combination of the securities described above. The Fund may invest in a basket of securities to represent a category of securities if it determines that investment in the ETF for that category of security is not feasible or otherwise would not be in the best interests of the Fund and its shareholders.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

• Currency Risk: If the Fund invests in securities that trade in, and receive revenues in, foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

• Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

• ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and also may be higher than other mutual funds that invest directly in securities. ETFs are subject to specific risks, depending on the nature of the ETF.

• ETN Risk: Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

• Fixed Income Risk: The Fund may invest in fixed income securities, directly or through ETFs. The credit quality rating of securities may be lowered if an issuer’s financial condition deteriorates and issuers may default on their interest and or principal payments. Typically, a rise in interest rates causes a decline in the value of fixed income securities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the bond investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Investment Model Risk: Like all quantitative analysis, the Adviser’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the Adviser’s algorithmic model. No assurance can be given that the fund will be successful under all or any market conditions.

• Junk Bond Risk: To the extent the Fund invests in high yield securities (junk bonds), it will be subject to greater levels of interest rate, liquidity and credit risks than funds that do not invest in such securities.

• Management Risk: The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall equity and fixed income securities market risks affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

• Smaller and Medium Capitalization Stock Risk: The earnings and prospects of smaller and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Smaller and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

• Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when Fund shares are held in a taxable account.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class A and Class C shares would have similar annual returns to Class I shares because the classes are invested in the same portfolio of securities, the returns for Class A and Class C shares would be different from Class I shares because Class A and Class C shares have different expenses than Class I shares. Updated performance information will be available at no cost by visiting www.thinknewfoundfunds.com or by calling 1-855-394-9777.

Class I Performance Bar Chart For Calendar Year Ended December 31

Best Quarter:	6/30/2016	3.66%
Worst Quarter:	6/30/2015	(2.60)%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2017, was 5.05%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2016)
Average Annual Total Returns - Newfound Multi-Asset Income Fund	Label	One Year	Since Inception	Inception Date
Class I	Return before taxes	5.47%	0.63%	Sep. 08, 2014
Class I | Return after taxes on distributions		4.77%	(0.08%)
Class I | Return after taxes on distributions and sale of Fund shares		3.67%	0.34%
Class A	Return before taxes	(0.79%)	(2.12%)	Sep. 08, 2014
Class C	Return before taxes	4.37%	(0.37%)	Sep. 08, 2014
S&P 500 Total Return Index		11.96%	7.22%
Barclays Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		2.65%	2.07%
50/50 MSCI ACWI/Barclays Aggregate Bond		5.40%	1.74%

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I shares.

This Blended Benchmark is an equally weighted custom composite of the S&P 500® Index and the Barclays Capital U.S. Aggregate Bond Index. The S&P 500 Index includes 500 of the largest companies listed in the U.S. Unlike a mutual fund, it also does not reflect any trading costs or management fees. The Barclays US Aggregate Bond Index is a market cap-weighted index of traded U.S. investment grade bonds. Unlike a mutual fund, it also does not reflect any trading costs or management fees. You cannot directly invest in an index.

Newfound Risk Managed U.S. Sectors Fund
NEWFOUND RISK MANAGED U.S. SECTORS FUND – FUND SUMMARY
Investment Objective:
Long term capital appreciation with an emphasis on preservation of capital.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 19 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Newfound Risk Managed U.S. Sectors Fund	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price)	none	none	none
Redemption Fee (as a % of amount redeemed if held less than 30 days)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Newfound Risk Managed U.S. Sectors Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		1.11%	1.11%	1.11%
Acquired Fund Fees and Expenses	[1]	0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses		2.45%	3.20%	2.20%
Fee Waiver and Expense Reimbursement	[2]	(0.81%)	(0.81%)	(0.81%)
Total Annual Fund Operating Expenses After Fee Waiver		1.64%	2.39%	1.39%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds.
[2]	The Fund's adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until July 31, 2019, to the extent necessary to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (but does not include any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 1.50%, 2.25% and 1.25% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or within the expense limits in place at the time of recoupment, whichever is lower. This agreement may be terminated only by the Trust's Board, on 60 days' written notice to the Adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Newfound Risk Managed U.S. Sectors Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	732	1,143	1,661	3,077
Class C Shares	242	829	1,527	3,384
Class I Shares	141	526	1,025	2,398

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

During the fiscal year ended March 31, 2017, the Fund’s portfolio turnover rate was 190% of the average value of its portfolio.

Principal Investment Strategies:

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in securities economically tied to the U.S. market. The Fund may invest in equity securities of any market capitalization and/or exchange traded funds (“ETFs”) that represent 9 of the primary U.S. equity market sectors of the Global Industry Classification Standard (GICS®), (with Telecommunications and Information Technology combined as a single Technology sector). The Fund may invest in the following sectors: Consumer Discretionary, Consumer Staples, Energy, Financials, Health Care, Industrials, Materials, Technology (which will combine the Telecommunications and Information Technology sectors) and Utilities. The Fund may also invest in: (i) investment grade short term fixed income securities and (ii) ETFs that invest in investment grade short-term fixed income securities.

The Fund has the flexibility to invest in any combination of the securities described above. The Fund may invest in a basket of equity securities to represent a sector if it determines that investment in the ETF for that sector is not feasible or otherwise would not be in the best interests of the Fund and its shareholders.

The Adviser utilizes a rules based investment process to determine which securities to buy and sell for the Fund. The process relies on signals from its proprietary models, which analyze 9 of the primary GICS® sectors of the U.S. equity market. Sectors that are included in the Fund are generally equally weighted, subject to the Adviser’s rebalancing methodology, with a maximum allocation per sector of 25%, measured at the time of rebalancing for the sector in question. As such, when three or fewer sectors are represented in the Fund, the remainder of the Fund’s assets will be held in cash or invested directly or indirectly in investment grade short term fixed income securities, up to 100%. The portfolio is rebalanced weekly using the Adviser’s investment methodology, which is based on the Adviser’s proprietary quantitative model that seeks to evaluate the underlying trends within each sector. The model identifies which sectors are exhibiting positive or negative momentum. If the momentum of a sector is positive, then it is included in the portfolio. If the momentum is negative, it is excluded from the portfolio.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

• ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and also may be higher than other mutual funds that invest directly in securities. ETFs are subject to specific risks, depending on the nature of the ETF.

• Fixed Income Risk: The Fund may invest in fixed income securities, directly or through ETFs. The credit quality rating of securities may be lowered if an issuer’s financial condition deteriorates and issuers may default on their interest and or principal payments. Typically, a rise in interest rates causes a decline in the value of fixed income securities, and this effect is magnified for longer duration securities. Longer duration fixed income securities are also more volatile than those with a shorter duration. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the bond investments held by the Fund. As a result, for the present, interest rate risk may be heightened. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the bond investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

• Investment Model Risk: Like all quantitative analysis, the Adviser’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the Adviser’s mathematical model. No assurance can be given that the fund will be successful under all or any market conditions.

• Limited History of Operations: The Fund is a relatively new mutual fund and has a limited history of operations for investors to evaluate. Investors bear the risk that the Fund may not be able to implement its investment strategies or attract sufficient assets.

• Management Risk: The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall equity and fixed income securities market risks affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

• Small and Medium Capitalization Stock Risk: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

• Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when Fund shares are held in a taxable account.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class A and Class C shares would have similar annual returns to Class I shares because the classes are invested in the same portfolio of securities, the returns for Class A and Class C shares would be different from Class I shares because Class A and Class C shares have different expenses than Class I shares. Updated performance information will be available at no cost by visiting www.thinknewfoundfunds.com or by calling 1-855-394-9777.

Class I Performance Bar Chart For Calendar Year Ended December 31

Best Quarter:	12/31/2016	4.97%
Worst Quarter:	3/31/2016	(2.35)%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2017, was 6.90%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2016)
Average Annual Total Returns - Newfound Risk Managed U.S. Sectors Fund	Label	One Year	Since Inception	Inception Date
Class I Shares	Return before taxes	6.42%	(1.67%)	Jun. 02, 2015
Class I Shares | Return after taxes on distributions		5.89%	(2.01%)
Class I Shares | Return after taxes on distributions and sale of Fund shares		4.03%	(1.29%)
Class A Shares	Return before taxes	(0.09%)	(5.59%)	Jun. 02, 2015
Class C Shares	Return before taxes	5.25%	(2.56%)	Jun. 02, 2015
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)		11.96%	6.11%
Bloomberg Barclays U.S. Treasury 1-3 Year Index		0.86%	0.55%
50/50 S&P 500/1-3 yr. Treasury Blend		6.42%	3.48%

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I shares.